CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
(Loss)/Profit for the year	¥ (11,016)	¥ (11,827)	¥ 3,084
Other comprehensive income: Items that will not be reclassified to profit or loss
Equity investments at fair value through other comprehensive income – net movement in fair value reserve (non-recycling)	(236)	(250)	(31)
Share of other comprehensive income of an associate	(2)	(2)	3
Income tax effect of the above items	60	63	7
Items that may be reclassified subsequently to profit or loss
Cash flow hedge: fair value movement of derivative financial instrument	42	(45)	(72)
Differences resulting from the translation of foreign currency financial statements		8	(7)
Share of other comprehensive income of an associate	3	(3)
Income tax effect of the above items	(10)	11	17
Other comprehensive income for the year	(143)	(218)	(83)
Total comprehensive income for the year	(11,159)	(12,045)	3,001
Total comprehensive income attributable to:
Equity shareholders of the Company	(12,189)	(11,011)	2,552
Non-controlling interests	1,030	(1,034)	449
Total comprehensive income for the year	¥ (11,159)	¥ (12,045)	¥ 3,001